Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd	An entity controlled by Jianping Zhou

2)	Related party balances

a.	As of March 31, 2019 and 2018, the amount due from related parties was as follows:

	March 31, 2019	March 31, 2018

Jianbin Zhou	-	796
Taizhou Jiutian Pharmaceutical Co. Ltd.		132,961
	$-	$133,757

As of March 31, 2018, amounts due from Jianbin Zhou and Taizhou Jiutian Pharmaceutical Co. Ltd. were $133,757. The balance was settled as of March 31, 2019.

b.	As of March 31, 2019 and 2018, the amount due to related parties was as follows:

	March 31, 2019	March 31, 2018

Jiangsu Health Pharmaceutical Investment Co., Ltd.	939,521	-
Feng Zhou	1,542,828	-
Jianbin Zhou	745
	$2,483,094	$-

The balances due to related parties are unsecured and due on demand.

3)	Related party transactions

During the year ended March 31, 2019 and 2018 the Company generated revenue of $8,942 and $681,280, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

During the year ended March 31, 2019 and 2018, the Company generated revenue of zero and $635,756 respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

During the year ended March 31, 2019 and 2018, the Company generated revenue of $203,213 and zero respectively, from sales transactions with Taizhou Su Xuan Tang Chinese hospital Co. Ltd.

During the year ended March 31, 2019 and 2018 the Company borrowed from Feng Zhou and Jiangsu Health Pharmaceutical Investment Co., Ltd in the amount of $2,482,349 and zero, respectively, which are non-interest bearing and repaid on demand.